UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22210

Partners Group Private Equity, LLC

(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor
New York, NY 10036

 (Address of principal executive offices) (Zip code)

Brooks Lindberg
1114 Avenue of the Americas, 37th Floor
New York, NY 10036

  (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity, LLC
(a Delaware Limited Liability Company)
Schedule of Investments - December 31, 2013 (Unaudited)

Partners Group Private Equity, LLC (1)

Investment in Partners Group Private Equity (Master Fund), LLC, at value - 100.07% (Cost $380,015,639)	$483,404,388
Liabilities in excess of other assets - (0.07)%	(338,990)
Members' Equity - 100%	$483,065,398

(1)	Invests the majority of its assets in Partners Group Private Equity (Master Fund), LLC
The Schedule of Investments of Partners Group Private Equity (Master Fund), LLC is included below.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2013 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY
Percentages as a percentage of total investments are as follows:

Private Equity Investments (95.45%) a
Direct Investments * (51.09%)
Direct Equity (20.52%)	Investment Type	Geographic Region b	Fair Value **
ACP Viking Co-Investment, LLC c	Member interest	North America	$1,946,520
Apollo Overseas Co-Investors (MHE), L.P. c	Limited partnership interest	North America	7,525,748
ATX Networks Holdings, LLC c	Member interest	North America	58,491
Aurora Products Group, LLC	Member interest	North America	327,396
CapitalSpring Finance Company c	Warrants	North America	286,299
Carlyle Retail Turkey Partners, L.P. c	Limited partnership interest	South America	6,499,985
CCM Pharma Debtco Limited	Common equity	Western Europe	1,303,167
CD&R Univar Co-Investor, L.P. c	Limited partnership interest	North America	2,372,490
Centauro Co-Investment Fund, L.P. c	Limited partnership interest	South America	8,235,939
Collins Food Holding Pty, Ltd.	Common equity	Asia - Pacific	72,857
CT Holdings (International) Limited	Common equity	Asia - Pacific	4,503,177
DLJSAP BookCO, LLC c	Member interest	South America	682,841
EQT Marvin Co-Investment, L.P. c	Limited partnership interest	Western Europe	2,131,651
Eurodrip Co-Investment Fund I, L.P. c	Limited partnership interest	Western Europe	9,485,606
Fermo Limited c	Common equity	Asia - Pacific	1,933,158
Fermo Limited c	Preferred equity	Asia - Pacific	5,327,157
Gemini Global Holdings Investors, LLC c	Member interest	North America	5,425,790
Globetrotter Investment & Co S.C.A. c	Common equity	Western Europe	862,761
Globetrotter Investment & Co S.C.A. c	Preferred equity	Western Europe	9,446,961
GTS II Cayman Corporation c	Common equity	South America	2,566,752
HGI Global Holdings, Inc.	Common equity	North America	1
Hogan S.ar.l c	Common equity	Western Europe	1
Hogan S.ar.l c	Preferred equity	Western Europe	2,133,339
Kahuna Holdco Pty Limited	Common equity	Asia - Pacific	1,058,598
KKBS Group Holdings, LLC c	Member interest	North America	152,870
KKBS Holdings, LLC c	Member interest	North America	79,869
KKR Matterhorn Co-Invest, L.P. c	Limited partnership interest	Western Europe	11,309,767
KLFS Holdings, L.P. c	Limited partnership interest	North America	2,721,559
Learning Care Group (US), Inc. c	Warrants	North America	24,138
Mauritius (Luxembourg) Investments S.ar.l. c	Common equity	Western Europe	1,968,747
MPH Acquisition Holdings, LLC	Member interest	North America	2,889,064
NDES Holdings, LLC c	Member interest	North America	3,578,280
NTS Holding Corporation, Inc. c	Common equity	North America	2,400,000
Peer I S.A. c	Common equity	Western Europe	7,520,523
Peer I S.A.	Preferred equity	Western Europe	2,591,305
QoL meds Holding Company, LLC c	Common equity	North America	9,000,000
R&R Co-Invest FCPR c	Common equity	Western Europe	12,264,124
Sabre Industries, Inc. c	Common equity	North America	854,074
S-Evergreen Holding Corp. c	Common equity	North America	805,446
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. c	Limited partnership interest	North America	2,700,001
Snack Parent Corporation c	Preferred equity	North America	4,833,792
SPH GRD Acquisition Partners, LLC c	Member interest	North America	10,340,000
Spring Topco, Ltd. c	Common equity	North America	663,817
Strategic Partners, Inc.	Common equity	North America	4,371,956
Surgery Center Holdings, Inc.	Warrants	North America	68,615
Swissport II Co-Invest FCPR c	Common equity	Western Europe	7,852,026
THL Equity Fund VI Investors (BKFS), L.P. c	Common equity	North America	9,750,000
Valhalla Co-Invest, L.P.	Limited partnership interest	Western Europe	4,663,520
Velocity Technologies Solutions, Inc. c	Common equity	North America	7,800,000
			185,390,178

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2013 (Unaudited) (Continued)

Private Equity Investments (continued)
Direct Investments (continued)
Direct Debt (30.57%)	Interest	Maturity	Investment Type	Geographic Region b	Fair Value **
Aenova Group	Euribor + 5.50%	10/14/2019	Senior	Western Europe	$11,051,492
American Importing Company Inc. and Ann's House of Nuts	Libor (1.25% floor) + 5.75%	5/23/2018	Senior	North America	19,406,273
Attendo Care AB	Euribor (1.25% floor) + 7.00%; 3.25% PIK	6/30/2019	Mezzanine	Western Europe	8,810,621
Attendo Care AB	Euribor (1.25% floor) + 10.25% PIK	6/30/2019	Senior	Western Europe	2,990,302
ATX Networks Corp.	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	987,901
Australian Satellite Communications Pty Ltd.	Libor + 4.75%	5/31/2018	Senior	Asia - Pacific	7,604,219
Barbri Holdings, Inc.	Libor (1.00% floor) + 4.25%	7/17/2019	Senior	North America	20,218,750
Beauty Holding Two AG	Euribor + 4.50%	12/19/2019	Senior	Western Europe	3,804
Beauty Holding Two AG	Euribor + 5.50%; 6.00% PIK	12/12/2020	Mezzanine	Western Europe	9,152,035
Biomnis	7.00%	9/3/2019	Senior	Western Europe	3,085,971
Biomnis	7.00% PIK	9/3/2019	Senior	Western Europe	2,604,582
CapitalSpring Finance Company	9.00%; 3.75% PIK	12/20/2018	Mezzanine	North America	7,245,000
CCM Pharma Debtco Limited	Libor (1.50% floor) + 6.50%; 4.00% PIK	12/31/2020	Mezzanine	Western Europe	10,479,779
Dynamic Research Corp.	13.00%	6/30/2017	Mezzanine	North America	6,250,000
Evergreen ACQC01, L.P.	10.25%	7/9/2022	Mezzanine	North America	6,325,000
Global Tel*Link Corporation	Libor (1.25% floor) + 7.75%	11/23/2020	Second Lien	North America	9,682,000
Global Tel*Link Corporation	Libor (1.25% floor) + 3.75%	12/14/2017	Senior	North America	4,325,040
KACC Acquisition, LLC	12%; 1.00% PIK	6/29/2018	Mezzanine	North America	4,318,823
Kahuna Bidco Pty Limited	BBSY + 5.00%; 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	4,746,396
Kerisper S.A.S	Euribor + 3.00%; 3.50% PIK	12/31/2017	Second Lien	Western Europe	7,058,410
Learning Care Group (US) No. 2, Inc.	Libor (1.25% floor) + 4.75%	5/8/2019	Senior	North America	12,083,127
Learning Care Group (US) No. 2, Inc.	15.00% PIK (2x redemption preference)	6/30/2016	Mezzanine	North America	542,808
LTS Group Holdings, LLC	Libor (1.00% floor) + 3.50%	4/11/2020	Senior	North America	19,999,500
Newcastle Coal Infrastructure Group Pty, Ltd.	BBSY + 7.00% + (step-ups to 9.00%)	1/22/2023	Mezzanine	Asia - Pacific	3,622,976
Panda Temple Power Intermediate Holdings I, LLC	Libor (0.50% floor) + 13.00% PIK	7/27/2020	Mezzanine	North America	6,426,965
Photonis Technologies S.A.S	Libor (1.00% floor) + 7.50%	9/18/2019	Second Lien	Western Europe	9,009,000
Sabre Industries, Inc.	12.00%; 2.00% PIK	2/22/2019	Mezzanine	North America	4,023,345
Securitas Direct Holding AB	Euribor + 3.75%; 6.75% PIK	9/2/2019	Mezzanine	Western Europe	7,888,752
Ship Luxco 3 S.a.r.l.	Libor (1.25% floor) + 3.50%	11/30/2019	Senior	Western Europe	20,361,578
Springer Science+Business Media Deutschland GmbH	Libor (1.00% floor) + 4.00%	8/14/2020	Senior	Western Europe	20,171,810
Sun Products Corporation (The)	Libor (1.25% floor) + 4.25%	3/23/2020	Senior	North America	12,661,819
Surgery Center Holdings, Inc.	Libor (1.25% floor) + 4.75%	4/11/2019	Senior	North America	4,912,688
Triactor Acquico AB	Euribor (2.00% floor) + 7.00%; 5.00% PIK	9/29/2017	Mezzanine	Western Europe	729,062
TrustHouse Services Group	Libor (1.25% floor) + 4.50%	4/15/2019	Senior	North America	7,349,577
					276,129,405
Total Direct Investments (51.09%)					$461,519,583

Secondary Investments* (39.44%)	Geographic Region b	Fair Value
3i Europartners Vb, L.P.	Western Europe	$1,112,520
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. c	Western Europe	898,636
Abingworth Bioventures V, L.P.	Western Europe	1,043,685
Advent International GPE VI, L.P.	Western Europe	4,736,505
Apax Europe VI - A, L.P.	Western Europe	686,444
Apax Europe VII - B, L.P. c	Western Europe	735,725
Apollo Investment Fund IV, L.P. c	North America	7,568
Apollo Investment Fund VI, L.P.	North America	1,744,863
Apollo Investment Fund VII, L.P.	North America	1,177,520
Apollo Overseas Partners (Delaware) VII, L.P.	North America	438,334
Ares Corporate Opportunities Fund III, L.P.	North America	277,846
Bain Capital Fund X, L.P.	North America	34,777,509
Bain Capital X Co-Investment Fund, L.P.	North America	1,012,582
Baring Asia Private Equity Fund IV, L.P.	Asia - Pacific	489,222
Blackstone Capital Partners V/F, L.P.	North America	4,746,201
Blackstone Capital Partners V-S, L.P.	North America	487,933
Candover 2001 Fund UK No. 2, L.P.	Western Europe	167,739
Candover 2005 Fund, L.P. c	Western Europe	1,139,455

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2013 (Unaudited) (Continued)

Private Equity Investments (continued)
Secondary Investments (continued)	Geographic Region b	Fair Value
Carlyle Europe Partners II, L.P.	Western Europe	$911,762
Carlyle Europe Partners III, L.P.	Western Europe	13,723,379
Carlyle Japan International Partners II, L.P.	Asia - Pacific	6,588,076
Carlyle Partners IV, L.P.	North America	3,686,714
Carlyle Partners V, L.P.	North America	1,198,548
Carlyle Partners V/B, L.P.	North America	5,845,326
Citigroup Venture Capital International Growth Offshore I, L.P.	Asia - Pacific	59,555
Citigroup Venture Capital International Growth Offshore II, L.P.	Asia - Pacific	669,799
Citigroup Venture International Growth Partnership II, L.P.	Asia - Pacific	2,019,042
Clayton, Dubilier & Rice Fund VII, L.P.	North America	7,748,508
Clayton, Dubilier & Rice Fund VIII, L.P.	North America	21,208,934
CVC Capital Partners Asia Pacific III, L.P.	Asia - Pacific	3,475,750
CVC European Equity Partners Tandem Fund (A), L.P.	Western Europe	678,075
CVC European Equity Partners V, L.P.	Western Europe	4,691,364
daVinci Japan Real Estate Partners IV, L.P. c	Asia - Pacific	9,636
Duke Street VI US No. 1 Limited Partnership	Western Europe	358,264
Fourth Cinven Fund, L.P.	Western Europe	797,317
Frazier Healthcare VI, L.P.	North America	1,316,749
FS Equity Partners V, L.P. c	North America	4,603,716
Green Equity Investors Side V, L.P.	North America	2,357,489
Gryphon Partners 3.5, L.P.	North America	1,629,614
Harvest Partners V, L.P.	North America	545,671
Hellman & Friedman Capital Partners VI, L.P.	North America	2,162,015
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	889,830
Highstar Capital III Prism Fund, L.P.	North America	1,839,636
Investcorp Private Equity 2007 Fund, L.P.	North America	4,630,536
Investcorp Technology Partners III (Cayman), L.P.c	North America	2,963,862
Irving Place Capital Investors II, L.P.	North America	41,079
Irving Place Capital Partners III, L.P.	North America	1,331,765
KKR European Fund III, L.P.	Western Europe	5,556,306
Lightyear Fund II, L.P. c	North America	15,411,814
Madison Dearborn Capital Partners V-A and V-B, L.P.	North America	8,551,455
Madison Dearborn Capital Partners VI-C, L.P.	North America	817,762
MidOcean Partners III, L.P.	North America	2,508,503
Montagu III, L.P.	Western Europe	43,877
Oak Investment Partners XII, L.P.	North America	1,915,173
Palladium Equity Partners III, L.P.	North America	686,605
Permira Europe I, L.P. 1B c	North America	55,240
Permira Europe II, L.P. c	Western Europe	194,071
Permira Europe III, L.P.	Western Europe	2,426,285
Permira IV Continuing, L.P. 1	Western Europe	23,403,339
Providence Equity Partners IV, L.P.	North America	114,863
Providence Equity Partners V, L.P.	North America	747,058
Providence Equity Partners VI, L.P.	North America	18,560,102
Providence Equity Partners VII-A, L.P. c	North America	374,233
Ripplewood Partners II, L.P. c	North America	6,461,992
Silver Lake Partners III, L.P.	North America	9,470,156
Silver Lake Sumeru Fund, L.P.	North America	321,467
Sun Capital Partners V, L.P.	North America	24,442,172
TCV VI, L.P. c	North America	1,287,830
TCV VII (A), L.P. c	North America	10,647,992
Terra Firma Capital Partners III, L.P. c	Western Europe	13,013,229
Thomas H. Lee Parallel (DT) Fund VI, L.P.	North America	2,873,013
Thomas H. Lee Parallel Fund VI, L.P.	North America	2,570,914
TPG Partners V, L.P.	North America	7,894,626
TPG Partners VI, L.P.	North America	19,075,822
Tudor Ventures III, L.P. c	North America	5,703,300
Warburg Pincus Private Equity IX, L.P.	North America	559,108
Warburg Pincus Private Equity X, L.P.	North America	16,935,637
Total Secondary Investments (39.44%)		$356,286,242

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Consolidated Schedule of Investments - December 31, 2013 (Unaudited) (Continued)

Private Equity Investments (continued)
Primary Investments* (4.92%)	Geographic Region b	Fair Value
Advent International GPE VII-B, L.P. c	North America	$3,779,332
Altra Private Equity Fund II, L.P. c	South America	392,207
Apollo Investment Fund VIII, L.P. c	North America	155,098
Ares Corporate Opportunities Fund IV, L.P. c	North America	2,056,462
Avista Capital Partners II, L.P.	North America	1,153,617
Avista Capital Partners III, L.P.	North America	4,733,835
Baring Asia Private Equity Fund V, L.P. c	Asia - Pacific	2,340,468
Clayton Dubilier & Rice Fund IX, L.P. c	North America	2,119,559
Crescent Mezzanine Partners VIB, L.P.	North America	1,150,754
EQT VI (No.1), Limited Partnership c	Western Europe	1,824,136
Genstar Capital Partners VI, L.P.	North America	1,055,133
Hony Capital Partners V, L.P. c	Asia - Pacific	2,402,460
KKR North America Fund XI, L.P. c	North America	3,994,313
Kohlberg TE Investors VII, L.P.	North America	1,609,238
New Enterprise Associates 14, L.P. c	North America	1,546,050
Pátria - Brazilian Private Equity Fund IV, L.P. c	South America	1,247,429
PennantPark Credit Opportunities Fund, L.P.	North America	10,575,267
Silver Lake Partners IV, L.P. c	North America	475,482
Windjammer Senior Equity Fund IV, L.P. c	North America	1,818,933
Total Primary Investments (4.92%)		$44,429,773

Total Private Equity Investments (Cost $748,297,787) (95.45%)		$862,235,598

Common Stocks (1.65%)
Energy (0.01%)	Shares	Geographic Region b	Fair Value
Laredo Petroleum Holdings, Inc. c	2,132	North America	$59,035
Total Energy (0.01%)			59,035

Software & Services (1.64%)
Gogo, Inc. c	596,879	North America	14,816,924
Total Software & Services (1.64%)			14,816,924

Total Common Stocks (Cost $4,970,646) (1.65%)			$14,875,959

Short-Term Investments (6.64%)
U.S. Government Treasury Obligations (6.64%)		Principal	Fair Value
U.S. Treasury Bill, 0.005%, 02/20/2014 d		30,000,000	$29,999,792
U.S. Treasury Bill, 0.045%, 03/06/2014 d		30,000,000	29,997,240
Total U.S. Government Treasury Obligations (6.64%)			$59,997,032

Total Short-Term Investments (Cost $59,997,392) (6.64%)			$59,997,032

Total Investments (Cost $813,265,825) (103.74%)			937,108,589

Liabilities in Excess of Other Assets (-3.74%)			(33,809,852)

Members' Equity (100.00%)			$903,298,737

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.  Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.  Secondary investments involve acquiring single or portfolios of assets on the secondary market.

**
The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund's interest in such Direct Investment.  Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates).  Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

a
Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of December 31, 2013 was $748,297,787 and $862,235,598, respectively.

b	Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.
c	Non-income producing.
d	Each issue shows the rate of the discount at the time of purchase.

The Partners Group Private Equity (Master Fund), LLC (the “Master Fund”), in which Partners Group Private Equity, LLC invests, may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk.  The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions.  The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates.  All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses.  Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency.  Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2013 through December 31, 2013, the Master Fund entered into three short forward foreign currency exchange contracts and two long forward foreign currency exchange contracts.  The Master Fund had $1,823,533 in net realized losses, and a $1,639,186 change in net unrealized depreciation on forward foreign currency exchange contracts.

At December 31, 2013, the Master Fund had outstanding short forward foreign currency exchange contract:

		Contract Amount
Settlement Date	Currency	Buy	Sell	Value	Unrealized Appreciation (Depreciation)	Counterparty
January 23, 2014	Euro (€)	$78,053,098	€56,600,000	$77,993,342	$59,756	Barclays Capital

Investments held by the Master Fund include direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Private Equity Fund Investments”) (Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

In conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.  A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date.  The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter.  The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day.  The Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

• Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data.  Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities.  The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and adviser’s estimates.

• Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.  The inputs into the determination of fair value require significant management judgment and/or estimation.  Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded.  The fair value for investments using Level 3 pricing inputs are based on the adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. The following table presents the Master Fund’s investments at December 31, 2013 measured at fair value.  Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments	$72,857	$-	$185,317,321	$185,390,178
Direct Debt Investments	-	-	276,129,405	276,129,405
Total Direct Investments*	$72,857	$-	$461,446,726	$461,519,583
Secondary Investments*	-	-	356,286,242	356,286,242
Primary Investments*	-	-	44,429,773	44,429,773
Common Stocks	14,875,959	-	-	14,875,959
Short-Term Investments	59,997,032	-	-	59,997,032
Total	$74,945,848	$-	$862,162,741	$937,108,589

The following is a reconciliation of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2013	Realized gain/(loss)	Net change in unrealized appreciation / (depreciation)	Gross purchases	Gross sales	Net transfers out of Level 3	Balance as of December 31, 2013
Direct Investments:
Direct Equity Investments	$114,692,973	$3,817,133	$11,668,715	$73,476,518	$(18,338,018)	$-	$185,317,321
Direct Debt Investments	142,629,230	2,773,414	35,837,730	159,869,910	(64,980,879)	-	276,129,405
Total Direct Investments*	$257,322,203	$6,590,547	$47,506,445	$233,346,428	$(83,318,897)	$-	$461,446,726
Secondary Investments*	225,522,214	188,777	116,883,184	40,472,285	(26,780,218)	-	356,286,242
Primary Investments*	22,313,552	-	2,621,151	22,680,615	(3,185,545)	-	44,429,773
Total	$505,157,969	$6,779,324	$167,010,780	$296,499,328	$(113,284,660)	$-	$862,162,741

The amount of the net change in unrealized appreciation for the period ended December 31, 2013 relating to investments in Level 3 assets still held at December 31, 2013 is $171,768,722, which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*
Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

The Master Fund's valuation procedures (the “Valuation Procedures”) have been approved by the Master Fund's Board of Managers (the “Board”).  The Valuation Procedures are implemented by Partners Group (USA) Inc. (the “Adviser”) and the Master Fund's third party administrator, both of which report to the Board.  For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund.  The Adviser employs valuation techniques for Private Equity Investments held by the Master Fund, which include discounted cash flow methods and market comparables.  The Adviser has established a committee (the “Valuation Committee”) to oversee the valuation of the Master Fund’s investments pursuant to the Valuation Procedures.  The Adviser and its affiliates may act as investment advisers to other clients that hold some of the same Private Equity Investments held by the Master Fund, and the Valuation Committee may value such Private Equity Investments in consultation with its affiliates.  However, valuation determinations by the Adviser and its affiliates for other clients may result in different values than those ascribed to the same Private Equity Investment held by the Master Fund.  This situation can arise when reconciling fair valuation differences between U.S. GAAP and international accounting standards.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of December 31, 2013:

Type of Security	Fair Value at 12/31/2013	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity Investments	$174,442,468	Market comparable companies	Enterprise Value to EBITDA multiple	4.20 x - 17.69 x (9.56 x)
	3,385,376	Discounted cash flow	Discount factor	17.88% - 20.00%(18.30%)
	4,503,177	Price/Earnings multiple	Price/Earnings multiple	8.00 x – 8.00 x (8.00 x)
	2,700,001	Market comparable companies	Enterprise Value to Sales multiple	2.58 x - 2.58 x (2.58 x)
	286,299	Market comparable companies	Price to Book ratio	1.00 x – 1.00 x (1.00 x)
Direct Debt Investments	39,354,223	Market comparable companies	Enterprise Value to EBITDA multiple	4.87 x - 9.90 x (8.44 x)
	81,693,079	Discounted cash flow Replacement cost	Discount factor Transaction price	5.95% - 14.41%(10.80%) n/a
	147,837,103	Broker quotes	Bid quotes for an inactive market	n/a
	7,245,000	Price to Book ratio	Price to Book ratio	1.00 x – 1.00x (1.00 x)

Level 3 Direct Equity Investments valued by using an observable input factor are directly affected by a change in that factor.  For Level 3 Direct Debt Investments, the Master Fund arrives at a fair value through the use of an earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest risk of the particular investment.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Partners Group Private Equity, LLC

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date	March 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date	March 3, 2014

By (Signature and Title)*	/s/ Robert Collins
Robert Collins, Chief Financial Officer
(Principal Financial Officer)

Date	March 3, 2014

* Print the name and title of each signing officer under his or her signature.